Notes to the Balance Sheet - Summary of Other Financial Assets (Details) - Gross carrying amount - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments [Line Items]
Market Value	€ 234,094	€ 14,622
Money Market Funds
Investments [Line Items]
Cost	227,363	14,616
Gross Profit	6,730	6
Losses	0	0
Market Value	€ 234,094	€ 14,622